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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 29 & August 31

Date of reporting period:	November 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Consumer Discretionary - 12.9%
Diversified Consumer Services - 1.9%
Ascent Capital Group, Inc. - Class A (a)	600	$11,994
Bridgepoint Education, Inc. (a)	3,700	29,267
		41,261
Hotels, Restaurants & Leisure - 3.9%
Carrols Restaurant Group, Inc. (a)	2,000	24,080
Century Casinos, Inc. (a)	1,200	8,040
Del Taco Restaurants, Inc. (a)	700	7,728
J. Alexander's Holdings, Inc. (a)	600	6,384
Nathan's Famous, Inc.	150	6,562
Potbelly Corporation (a)	600	7,482
RCI Hospitality Holdings, Inc. (a)	900	8,991
Ruby Tuesday, Inc. (a)	600	3,318
Speedway Motorsports, Inc.	500	9,745
		82,330
Household Durables - 2.4%
CSS Industries, Inc.	100	2,901
Ethan Allen Interiors, Inc.	250	7,090
Hooker Furniture Corporation	500	13,700
iRobot Corporation (a)	100	3,309
Libbey, Inc.	100	2,509
Skullcandy, Inc. (a)	2,300	9,361
ZAGG, Inc. (a)	1,200	12,384
		51,254
Internet & Catalog Retail - 0.2%
PetMed Express, Inc.	300	5,040

Media - 1.2%
A.H. Belo Corporation - Class A	935	5,180
Discovery Communications, Inc. - Series A (a)	200	6,228
Harte Hanks, Inc.	1,500	5,640
Lee Enterprises, Inc. (a)	4,400	7,788
		24,836
Specialty Retail - 2.7%
Big 5 Sporting Goods Corporation	300	2,898
Chico's FAS, Inc.	400	4,800

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Specialty Retail - 2.7% (Continued)
Haverty Furniture Companies, Inc.	200	$4,828
MarineMax, Inc. (a)	1,000	18,150
New York & Company, Inc. (a)	2,700	5,940
Office Depot, Inc. (a)	600	3,954
Outerwall, Inc.	140	8,666
Rent-A-Center, Inc.	100	1,716
Tilly's, Inc. - Class A (a)	800	4,936
West Marine, Inc. (a)	200	1,838
		57,726
Textiles, Apparel & Luxury Goods - 0.6%
Lakeland Industries, Inc. (a)	100	1,393
Movado Group, Inc.	400	10,700
		12,093
Consumer Staples - 5.9%
Food & Staples Retailing - 2.1%
SpartanNash Company	700	15,134
SUPERVALU, Inc. (a)	600	4,032
Village Super Market, Inc. - Class A	100	2,590
Weis Markets, Inc.	530	21,958
		43,714
Food Products - 1.7%
Bunge Ltd.	40	2,664
Dean Foods Company	900	16,884
Farmer Brothers Company (a)	600	17,538
		37,086
Household Products - 2.1%
Central Garden & Pet Company - Class A (a)	400	6,316
HRG Group, Inc. (a)	2,200	30,118
Oil-Dri Corporation of America	250	7,805
		44,239
Energy - 3.6%
Energy Equipment & Services - 0.5%
Dawson Geophysical Company (a)	300	1,329
Gulf Island Fabrication, Inc.	200	1,980
McDermott International, Inc. (a)	500	2,215
Parker Drilling Company (a)	800	2,200

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Energy - 3.6% (Continued)
Energy Equipment & Services - 0.5% (Continued)
PHI, Inc. (a)	100	$2,137
		9,861
Oil, Gas & Consumable Fuels - 3.1%
Alon USA Energy, Inc.	850	14,951
Arch Coal, Inc. (a)	2,800	3,472
Chesapeake Energy Corporation	600	3,162
CVR Energy, Inc.	550	26,262
Marathon Petroleum Corporation	50	2,921
Midstates Petroleum Company, Inc. (a)	700	2,324
Northern Oil and Gas, Inc. (a)	400	2,052
PBF Energy, Inc. - Class A	50	2,025
Sanchez Energy Corporation (a)	400	2,000
Western Refining, Inc.	180	8,147
		67,316
Financials - 26.6%
Banks - 9.9%
BankUnited, Inc.	100	3,780
BOK Financial Corporation	100	6,885
Commerce Bancshares, Inc.	263	12,054
Fifth Third Bancorp	200	4,134
First BanCorporation (Puerto Rico) (a)	1,000	3,750
First Financial Bankshares, Inc.	100	3,591
First Horizon National Corporation	500	7,435
First Midwest Bancorp, Inc.	200	3,908
First Niagara Financial Group, Inc.	400	4,312
FirstMerit Corporation	200	4,046
Glacier Bancorp, Inc.	100	2,938
Great Western Bancorp, Inc.	100	3,022
Hilltop Holdings, Inc. (a)	100	2,231
Home BancShares, Inc.	200	9,024
Investors Bancorp, Inc.	300	3,846
JPMorgan Chase & Company	20	1,334
KeyCorp	500	6,555
LegacyTexas Financial Group, Inc.	100	3,051
M&T Bank Corporation	40	5,013
MB Financial, Inc.	350	12,509

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Financials - 26.6% (Continued)
Banks - 9.9% (Continued)
Old National Bancorp	400	$5,900
PacWest Bancorp	50	2,351
Pinnacle Financial Partners, Inc.	100	5,433
Popular, Inc.	450	13,369
PrivateBancorp, Inc.	200	8,822
South State Corporation	100	7,861
Synovus Financial Corporation	100	3,338
TCF Financial Corporation	100	1,532
Texas Capital Bancshares, Inc. (a)	100	5,928
U.S. Bancorp	100	4,389
UMB Financial Corporation	100	5,270
Umpqua Holdings Corporation	100	1,792
United Bankshares, Inc.	250	10,530
Webster Financial Corporation	100	4,021
Wells Fargo & Company	60	3,306
WesBanco, Inc.	50	1,696
Western Alliance Bancorp (a)	100	3,879
Wintrust Financial Corporation	350	18,421
		211,256
Capital Markets - 3.1%
American Capital Ltd. (a)	400	6,260
BlackRock, Inc.	25	9,093
Charles Schwab Corporation (The)	450	15,169
E*TRADE Financial Corporation (a)	100	3,043
Goldman Sachs Group, Inc. (The)	95	18,052
Invesco Ltd.	50	1,684
Morgan Stanley	100	3,430
Northern Trust Corporation	120	8,993
State Street Corporation	20	1,452
		67,176
Consumer Finance - 0.2%
Capital One Financial Corporation	20	1,570
OneMain Holdings, Inc. (a)	50	2,423
		3,993

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Financials - 26.6% (Continued)
Diversified Financial Services - 1.0%
Interactive Brokers Group, Inc. - Class A	170	$7,371
Intercontinental Exchange, Inc.	40	10,394
MarketAxess Holdings, Inc.	40	4,271
		22,036
Insurance - 2.1%
American Equity Investment Life Holding Company	300	8,043
Arthur J. Gallagher & Company	60	2,625
Brown & Brown, Inc.	350	11,361
CNO Financial Group, Inc.	300	6,069
Marsh & McLennan Companies, Inc.	120	6,636
MetLife, Inc.	60	3,066
Prudential Financial, Inc.	40	3,462
RLI Corporation	50	3,035
		44,297
Real Estate Investment Trusts (REITs) - 9.7%
Acadia Realty Trust	450	15,093
Alexander's, Inc.	25	10,018
Altisource Residential Corporation	100	1,324
American Tower Corporation	70	6,957
AvalonBay Communities, Inc.	30	5,454
BioMed Realty Trust, Inc.	200	4,694
Capstead Mortgage Corporation	100	949
Communications Sales & Leasing, Inc.	200	3,890
Crown Castle International Corporation	20	1,718
CubeSmart	650	18,928
DCT Industrial Trust, Inc.	150	5,725
Douglas Emmett, Inc.	50	1,549
Equity Residential	60	4,789
Essex Property Trust, Inc.	35	8,078
Extra Space Storage, Inc.	120	10,050
Federal Realty Investment Trust	50	7,326
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	650	11,349
Ladder Capital Corporation	200	2,830
Monogram Residential Trust, Inc.	200	1,996
New Residential Investment Corporation	700	8,904
New York REIT, Inc.	500	5,755

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Financials - 26.6% (Continued)
Real Estate Investment Trusts (REITs) - 9.7% (Continued)
NorthStar Realty Finance Corporation	100	$1,804
Prologis, Inc.	350	14,962
Public Storage	50	12,003
QTS Realty Trust, Inc. - Class A	50	2,111
Redwood Trust, Inc.	500	6,890
Simon Property Group, Inc.	25	4,656
Sovran Self Storage, Inc.	20	2,010
STORE Capital Corporation	200	4,552
Strategic Hotels & Resorts, Inc. (a)	500	7,080
Tanger Factory Outlet Centers, Inc.	50	1,666
Taubman Centers, Inc.	100	7,187
Vornado Realty Trust	20	1,935
Weingarten Realty Investors	50	1,748
		205,980
Real Estate Management & Development - 0.6%
Howard Hughes Corporation (The) (a)	100	12,379

Health Care - 7.1%
Biotechnology - 0.8%
ArQule, Inc. (a)	900	2,043
aTyr Pharma, Inc. (a)	200	1,702
Conatus Pharmaceuticals, Inc. (a)	500	1,595
Momenta Pharmaceuticals, Inc. (a)	100	1,786
Neothetics, Inc. (a)	100	913
PDL BioPharma, Inc.	1,800	6,813
Recro Pharma, Inc. (a)	100	891
Spectrum Pharmaceuticals, Inc. (a)	100	600
		16,343
Health Care Equipment & Supplies - 1.6%
Accuray, Inc. (a)	600	4,224
Analogic Corporation	80	6,684
AngioDynamics, Inc. (a)	700	8,330
Cutera, Inc. (a)	100	1,422
Exactech, Inc. (a)	500	8,765
FONAR Corporation (a)	100	1,592
Lantheus Holdings, Inc. (a)	600	2,124

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Health Care - 7.1% (Continued)
Health Care Equipment & Supplies - 1.6% (Continued)
SurModics, Inc. (a)	100	$2,106
		35,247
Health Care Providers & Services - 0.9%
Alliance HealthCare Services, Inc. (a)	1,000	9,010
Express Scripts Holding Company (a)	20	1,709
Five Star Quality Care, Inc. (a)	1,400	5,026
RadNet, Inc. (a)	700	4,340
		20,085
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	300	4,569
iCAD, Inc. (a)	1,400	5,712
Quality Systems, Inc.	500	8,125
		18,406
Life Sciences Tools & Services - 1.0%
INC Research Holdings, Inc. - Class A (a)	50	2,365
VWR Corporation (a)	700	18,676
		21,041
Pharmaceuticals - 1.9%
CymaBay Therapeutics, Inc. (a)	1,500	2,010
Prestige Brands Holdings, Inc. (a)	590	30,025
Repros Therapeutics, Inc. (a)	3,700	8,862
		40,897
Industrials - 13.4%
Aerospace & Defense - 0.8%
Astronics Corporation (a)	100	3,869
Breeze-Eastern Corporation (a)	300	5,931
Triumph Group, Inc.	50	2,003
Vectrus, Inc. (a)	200	4,832
		16,635
Building Products - 2.7%
CSW Industrials, Inc. (a)	100	3,661
Gibraltar Industries, Inc. (a)	400	10,676
Insteel Industries, Inc.	900	21,960
NCI Building Systems, Inc. (a)	200	2,372
Ply Gem Holdings, Inc. (a)	700	9,240

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Building Products - 2.7% (Continued)
Universal Forest Products, Inc.	120	$9,271
		57,180
Commercial Services & Supplies - 1.5%
ACCO Brands Corporation (a)	1,000	7,720
ARC Document Solutions, Inc. (a)	400	2,024
Brink's Company (The)	100	3,218
Ennis, Inc.	400	7,996
Kimball International, Inc. - Class B	700	8,659
Quad/Graphics, Inc.	300	3,096
		32,713
Construction & Engineering - 0.2%
Chicago Bridge & Iron Company N.V.	50	2,138
MYR Group, Inc. (a)	100	2,120
		4,258
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	100	2,388
Enphase Energy, Inc. (a)	5,400	9,018
General Cable Corporation	1,200	18,288
		29,694
Machinery - 3.7%
Accuride Corporation (a)	4,500	11,610
Albany International Corporation - Class A	200	7,792
Commercial Vehicle Group, Inc. (a)	3,700	12,580
FreightCar America, Inc.	350	8,487
Hurco Companies, Inc.	100	2,665
L.B. Foster Company - Class A	200	2,480
L.S. Starrett Company (The) - Class A	200	2,212
Lydall, Inc. (a)	200	7,284
Terex Corporation	200	4,096
Wabash National Corporation (a)	1,500	19,455
		78,661
Professional Services - 0.3%
Franklin Covey Company (a)	100	1,533
TrueBlue, Inc. (a)	200	5,858
		7,391

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Road & Rail - 2.4%
ArcBest Corporation	1,000	$24,080
PAM Transportation Services, Inc. (a)	280	8,649
USA Truck, Inc. (a)	300	5,982
YRC Worldwide, Inc. (a)	700	11,851
		50,562
Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings, Inc. (a)	700	9,366

Information Technology - 17.0%
Communications Equipment - 1.3%
ARRIS Group, Inc. (a)	300	9,171
Calix, Inc. (a)	1,000	7,920
Comtech Telecommunications Corporation	500	11,015
		28,106
Electronic Equipment, Instruments & Components - 0.2%
Identiv, Inc. (a)	600	1,770
Radisys Corporation (a)	600	1,590
		3,360
Internet Software & Services - 5.1%
DHI Group, Inc. (a)	3,400	31,688
EarthLink Holdings Corporation	1,700	15,623
LendingClub Corporation (a)	800	9,616
Liquidity Services, Inc. (a)	700	4,774
Marchex, Inc. - Class B	2,500	10,650
Monster Worldwide, Inc. (a)	1,100	7,084
NIC, Inc.	450	9,185
United Online, Inc. (a)	600	6,900
XO Group, Inc. (a)	800	13,472
		108,992
IT Services - 2.7%
Computer Task Group, Inc.	3,100	20,863
CSG Systems International, Inc.	200	7,146
Higher One Holdings, Inc. (a)	1,000	3,170
Sykes Enterprises, Inc. (a)	50	1,591
Unisys Corporation (a)	2,000	25,720
		58,490

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Information Technology - 17.0% (Continued)
Semiconductors & Semiconductor Equipment - 3.9%
Alpha & Omega Semiconductor Ltd. (a)	2,000	$19,480
Axcelis Technologies, Inc. (a)	3,000	7,920
Brooks Automation, Inc.	100	1,115
Fairchild Semiconductor International, Inc. (a)	200	3,908
GigOptix, Inc. (a)	6,400	15,360
Rudolph Technologies, Inc. (a)	300	4,269
Sigma Designs, Inc. (a)	700	6,079
SunEdison Semiconductor Ltd. (a)	200	1,910
Xcerra Corporation (a)	3,800	22,990
		83,031
Software - 3.2%
American Software, Inc. - Class A	2,100	21,735
BSQUARE Corporation (a)	200	1,484
EnerNOC, Inc. (a)	900	3,834
Fair Isaac Corporation	40	3,810
Glu Mobile, Inc. (a)	1,500	5,070
Mitek Systems, Inc. (a)	1,000	5,250
QAD, Inc. - Class A	300	6,963
TeleCommunication Systems, Inc. - Class A (a)	3,600	17,712
VASCO Data Security International, Inc. (a)	100	1,868
		67,726
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	1,800	13,662

Materials - 6.4%
Chemicals - 4.4%
AgroFresh Solutions, Inc.	300	1,935
Chase Corporation	490	21,756
Core Molding Technologies, Inc. (a)	300	4,275
KMG Chemicals, Inc.	700	13,811
OMNOVA Solutions, Inc. (a)	4,300	32,336
Rayonier Advanced Materials, Inc.	300	3,363
Tredegar Corporation	300	4,728
Trinseo S.A. (a)	400	11,424
		93,628

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Construction Materials - 0.4%
United States Lime & Minerals, Inc.	150	$7,772

Containers & Packaging - 1.3%
AEP Industries, Inc. (a)	20	1,824
Greif, Inc. - Class A	650	23,055
UFP Technologies, Inc. (a)	100	2,441
		27,320
Metals & Mining - 0.3%
Schnitzer Steel Industries, Inc. - Class A	400	6,604

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.3%
FairPoint Communications, Inc. (a)	1,500	27,465

Wireless Telecommunication Services - 0.4%
Spōk Holdings, Inc.	200	3,694
United States Cellular Corporation (a)	100	4,169
		7,863

Total Common Stocks – 94.6% (Cost $1,871,036)		$2,016,371

Other Assets in Excess of Liabilities – 5.4%		114,861

Net Assets - 100.0%		$2,131,232

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs

•     Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$2,016,371	$-	$-	$2,016,371
Total	$2,016,371	$-	$-	$2,016,371

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

ALAMBIC SMALL CAP VALUE PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$1,886,133

Gross unrealized appreciation	$173,871
Gross unrealized depreciation	(43,633)

Net unrealized appreciation	$130,238

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2015, the Fund had 26.6% of the value of its net assets invested in stocks within the Financials sector.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCKS — 96.3%	Shares	Value

Consumer Discretionary — 22.6%
Automobiles - 2.0%
Ford Motor Company	44,145	$632,598

Household Durables - 2.2%
Leggett & Platt, Inc.	15,240	710,184

Leisure Products - 2.3%
Hasbro, Inc.	9,925	725,418

Media - 10.3%
Cinemark Holdings, Inc.	22,500	780,750
Comcast Corporation - Class A	16,180	984,715
Sky plc (a)	48,460	806,729
WPP plc (a)	30,420	703,099
		3,275,293
Multi-Line Retail - 1.8%
Target Corporation	7,705	558,612

Specialty Retail - 2.3%
Kingfisher plc (a)	137,200	729,609

Textiles, Apparel & Luxury Goods - 1.7%
Christian Dior SE (a)	3,040	555,683

Consumer Staples — 13.2%
Beverages - 2.0%
Diageo plc - ADR	5,607	642,338

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	9,124	536,856

Food Products - 6.1%
Danone SA (a)	9,400	657,414
Nestlé SA - ADR	8,295	613,332
Unilever plc - ADR	15,325	656,676
		1,927,422
Household Products - 3.4%
Kimberly-Clark Corporation	9,130	1,087,839

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.3% (Continued)	Shares	Value

Energy — 4.8%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	6,046	$466,449

Oil, Gas & Consumable Fuels - 3.3%
Enterprise Products Partners, L.P.	22,900	581,431
Magellan Midstream Partners, L.P.	7,460	466,474
		1,047,905
Financials — 15.6%
Banks - 6.5%
BB&T Corporation	20,330	785,145
Wells Fargo & Company	23,465	1,292,921
		2,078,066
Insurance - 7.0%
ACE Ltd.	12,060	1,385,091
Allianz SE (a)	4,700	830,558
		2,215,649
Real Estate Investment Trusts (REITs) - 2.1%
National Health Investors, Inc.	11,240	678,784

Health Care — 9.6%
Health Care Equipment & Supplies- 3.7%
Abbott Laboratories	26,155	1,174,882

Pharmaceuticals - 5.9%
Johnson & Johnson	6,640	672,234
Novartis AG - ADR	6,600	562,584
Pfizer, Inc.	19,200	629,184
		1,864,002
Industrials — 11.8%
Aerospace & Defense - 0.7%
Meggitt plc (a)	40,800	237,960

Air Freight & Logistics - 5.1%
C.H. Robinson Worldwide, Inc.	9,220	621,705
United Parcel Service, Inc. - Class B	9,780	1,007,438
		1,629,143
Electrical Equipment - 1.6%
Eaton Corporation plc	8,644	502,735

Machinery - 4.4%
Pentair plc	6,650	377,055
Stanley Black & Decker, Inc.	9,255	1,010,276
		1,387,331

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.3% (Continued)	Shares	Value

Information Technology — 9.6%
IT Services - 5.9%
Accenture plc - Class A	11,575	$1,241,071
Amadeus IT Holding SA - A Shares (a)	16,000	641,235
		1,882,306
Semiconductors & Semiconductor Equipment - 1.2%
Texas Instruments, Inc.	6,330	367,900

Software - 2.5%
Microsoft Corporation	14,840	806,554

Materials — 1.7%
Chemicals - 1.7%
Dow Chemical Company (The)	10,640	554,663

Telecommunication Services — 5.5%
Diversified Telecommunication Services - 2.9%
Verizon Communications, Inc.	20,285	921,953

Wireless Telecommunication Services - 2.6%
Vodafone Group plc - ADR	24,910	835,980

Utlilties — 1.9%
Multi-Utilities - 1.9%
Dominion Resources, Inc.	8,800	592,856

Total Common Stocks (Cost $30,053,700)		$30,626,970

MONEY MARKET FUNDS — 2.3%	Shares	Value

First American Government Obligations Fund -	742,461
Class Z, 0.006% (b) (Cost $742,461)		$742,461

Total Investments at Value — 98.6% (Cost $30,796,161)		$31,369,431

Other Assets in Excess of Liabilities — 1.4%		456,404

Net Assets — 100.0%		$31,825,835

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $5,162,287 at November 30, 2015, representing 16.2% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2015 (Unaudited)

Country	Values	% of Net Assets

United States	$18,181,372	57.1%
United Kingdom	3,909,292	12.3%
Switzerland	2,561,007	8.1%
Ireland	2,120,861	6.7%
France	1,213,097	3.8%
Germany	830,558	2.6%
Jersey	703,099	2.2%
Spain	641,235	2.0%
Netherlands	466,449	1.5%
	$30,626,970	96.3%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

1.   Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors:  a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Foreign securities, which are securities that are principally traded in non-U.S. markets that may close at different times than U.S. markets are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Foreign securities that principally traded in non-U.S. markets are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$25,464,683	$5,162,287	$-	$30,626,970
Money Market Funds	742,461	-	-	742,461
Total	$26,207,144	$5,162,287	$-	$31,369,431

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2015, the Fund did not have any transfers into and out of any Level.  The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$30,801,936

Gross unrealized appreciation	$1,669,044
Gross unrealized depreciation	(1,101,549)

Net unrealized appreciation	$567,495

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of securities received in-kind at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.   Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses on such investments. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Topturn OneEighty Fund
Schedule of Investments
November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 93.8%	Shares	Value
Emerging Market Funds — 4.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,120	$663,347

Large Cap Growth Index Funds — 4.0%
iShares Russell 1000 Growth ETF	5,450	552,630

Large Cap Index Funds— 36.2%
PowerShares QQQ TrustSM, Series 1	5,830	664,737
SPDR® S&P 500® ETF Trust	17,740	3,702,161
SPDR® S&P® Dividend ETF	8,510	663,014
		5,029,912
Large-Cap Foreign Blend Index Funds — 1.8%
iShares MSCI EAFE ETF	4,110	249,271

Small Cap Index Funds — 4.7%
iShares Core S&P Small-Cap ETF	5,710	662,931

U.S. Fixed Income Funds — 42.3%
iShares 1-3 Year Treasury Bond ETF	7,440	629,201
iShares 7-10 Year Treasury Bond ETF	30,980	3,296,272
iShares 20+ Year Treasury Bond ETF	4,110	499,159
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,610	997,985
iShares Short Maturity Bond ETF	5,640	282,338
Vanguard Total International Bond ETF	3,120	165,984
		5,870,939

Total Exchange-Traded Funds (Cost $13,021,483)		$13,029,030

MONEY MARKET FUNDS — 90.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01% (a) (Cost $12,622,516)	12,622,516	$12,622,516

Total Investments at Value — 184.7% (Cost $25,643,999)		$25,651,546

Liabilities in Excess of Other Assets — (84.7%)		(11,764,197)

Net Assets — 100.0%		$13,887,349

(a)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedule of Investments.

Topturn OneEighty Fund
Notes to Schedule of Investments
November 30, 2015 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust (“the Board”). The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs

•     Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,029,030	$-	$-	$13,029,030
Money Market Funds	12,622,516	-	-	12,622,516
Total	$25,651,546	$-	$-	$25,651,546

As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Topturn OneEighty Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$25,645,688

Gross unrealized appreciation	$36,251
Gross unrealized depreciation	(30,393)

Net unrealized appreciation	$5,858

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., exchange-traded funds (“ETFs”) and money market mutual funds). The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of November 30, 2015, the Fidelity Institutional Money Market Government Portfolio and SPDR® S&P 500® ETF Trust represented 90.9% and 26.7% of the Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. There are certain risks associated with investments in ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2015, the Fund had 93.8% of the value of its net assets invested in ETFs.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCKS - 80.9%	Shares	Value
Consumer Discretionary - 4.3%
Media - 2.1%
Time Warner, Inc.	1,234	$86,355

Specialty Retail - 1.0%
Foot Locker, Inc.	641	41,665

Textiles, Apparel & Luxury Goods - 1.2%
Under Armour, Inc. - Class A (a)	562	48,456

Consumer Staples - 7.1%
Beverages - 4.2%
Coca-Cola Company (The)	2,093	89,204
Monster Beverage Corporation (a)	548	84,726
		173,930
Food & Staples Retailing - 2.9%
Kroger Company (The)	3,148	118,554

Energy - 14.5%
Energy Equipment & Services - 2.2%
Schlumberger Ltd.	1,208	93,197

Oil, Gas & Consumable Fuels - 12.3%
Concho Resources, Inc. (a)	812	88,866
Devon Energy Corporation	1,820	83,738
Hess Corporation	1,524	89,916
Newfield Exploration Company (a)	2,812	107,587
Pioneer Natural Resources Company	959	138,815
		508,922
Financials - 13.3%
Banks - 4.5%
Bank of America Corporation	5,980	104,231
JPMorgan Chase & Company	1,213	80,883
		185,114
Capital Markets - 5.2%
Goldman Sachs Group, Inc. (The)	421	79,999
Morgan Stanley	3,938	135,073
		215,072

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Financials - 13.3% (Continued)
Insurance - 1.9%
Allstate Corporation (The)	1,250	$78,450

Real Estate Investment Trusts (REITs) - 1.7%
Boston Properties, Inc.	575	71,869

Health Care - 17.1%
Biotechnology - 4.4%
Biogen, Inc. (a)	274	78,600
Celgene Corporation (a)	345	37,760
Gilead Sciences, Inc.	629	66,649
		183,009
Health Care Equipment & Supplies - 3.7%
Edwards Lifesciences Corporation (a)	530	86,390
Intuitive Surgical, Inc. (a)	128	66,563
		152,953
Health Care Providers & Services - 2.0%
Aetna, Inc.	814	83,638

Pharmaceuticals - 7.0%
AbbVie, Inc.	952	55,359
Allergan plc (a)	278	87,261
Mylan N.V. (a)	1,434	73,564
Pfizer, Inc.	2,265	74,224
		290,408
Industrials - 11.9%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	886	92,100

Machinery - 4.8%
Ingersoll-Rand plc	1,537	90,176
Joy Global, Inc.	2,643	40,570
Terex Corporation	3,420	70,041
		200,787
Road & Rail - 2.7%
CSX Corporation	3,907	111,076

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Trading Companies & Distributors - 2.2%
United Rentals, Inc. (a)	1,140	$89,684

Information Technology - 12.7%
Internet Software & Services - 4.7%
Alphabet, Inc. - Class A (a)	132	100,696
Facebook, Inc. - Class A (a)	922	96,109
		196,805
IT Services - 3.2%
Visa, Inc. - Class A	1,679	132,658

Software - 2.6%
Adobe Systems, Inc. (a)	1,163	106,368

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	770	91,091

Total Common Stocks (Cost $3,288,513)		$3,352,161

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $89,876)	89,876	$89,876

Total Investments at Value - 83.1% (Cost $3,378,389)		$3,442,037

Other Assets in Excess of Liabilities (c) - 16.9%		702,880

Net Assets - 100.0%		$4,144,917

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.
(c)	Includes cash held as collateral and margin deposits for open short positions.

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2015 (Unaudited)

COMMON STOCKS - 40.4%	Shares	Value
Consumer Discretionary - 3.0%
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.	1,530	$83,415
Lowe's Companies, Inc.	528	40,445
		123,860
Consumer Staples – 0.7%
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	520	30,597

Energy - 6.4%
Energy Equipment & Services - 6.4%
Ensco plc - Class A	5,406	92,551
Helmerich & Payne, Inc.	1,702	99,141
National Oilwell Varco, Inc.	2,020	75,427
		267,119
Financials - 3.5%
Insurance - 1.8%
Progressive Corporation (The)	2,382	73,413

Real Estate Investment Trusts (REITs) - 1.7%
Simon Property Group, Inc.	375	69,840

Health Care – 13.2%
Biotechnology - 1.6%
Amgen, Inc.	411	66,212

Health Care Equipment & Supplies - 1.6%
Stryker Corporation	679	65,496

Health Care Providers & Services - 4.0%
DaVita HealthCare Partners, Inc.	1,104	80,636
UnitedHealth Group, Inc.	761	85,773
		166,409
Pharmaceuticals – 6.0%
Eli Lilly & Company	1,075	88,193

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 40.4% (Continued)	Shares	Value
Health Care – 13.2% (Continued)
Pharmaceuticals - 6.0% (Continued)
Johnson & Johnson	883	$89,395
Merck & Company, Inc.	1,350	71,564
		249,152
Industrials - 11.6%
Airlines - 1.4%
Delta Air Lines, Inc.	1,276	59,283

Industrial Conglomerates - 0.9%
3M Company	243	38,049

Machinery - 5.9%
Cummins, Inc.	718	72,066
Deere & Company	1,064	84,662
PACCAR, Inc.	1,665	86,513
		243,241
Road & Rail - 3.4%
J.B. Hunt Transport Services, Inc.	949	74,250
Werner Enterprises, Inc.	2,400	64,704
		138,954
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,473	83,266

Total Securities Sold Short - 40.4% (Proceeds $1,744,746)		$1,674,891

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs

•     Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$3,352,161	$-	$-	$3,352,161
Money Market Funds	89,876	-	-	89,876
Total	$3,442,037	$-	$-	$3,442,037

Other Financial Instruments:
Common Stocks – Sold Short	$(1,674,891)	$-	$-	$(1,674,891)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of November 30, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$3,390,486

Gross unrealized appreciation	$170,806
Gross unrealized depreciation	(119,255)
Net unrealized appreciation on investments	$51,551

Net unrealized appreciation on securities sold short	$69,450

As of November 30, 2015, the proceeds from securities sold short on a tax basis is $1,744,341.

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Henry M. T. Jones
Henry M. T. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	January 27, 2016

By (Signature and Title)*		/s/ Benjamin H. Thomas
Benjamin H. Thomas, Principal Executive Officer of Waycross Long/Short Equity Fund

Date	January 27, 2016

By (Signature and Title)*		/s/ Robert T. Slaymaker
Robert T. Slaymaker, Principal Executive Officer of Alambic Small Cap Value Plus Fund

Date	January 27, 2016

By (Signature and Title)*		/s/ Dan Darchuck
Dan Darchuck, Principal Executive Officer of Topturn OneEighty Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	January 27, 2016

*	Print the name and title of each signing officer under his or her signature.